UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Christopher O Petersen, Esq.

c/o Columbia Management

Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report September 30, 2013

Columbia Short Term Bond Fund

President’s Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China’s, bounced back with returns in line with that of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed’s tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Short Term Bond Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Short Term Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Short Term Bond Fund (the Fund) Class A shares returned -0.20% excluding sales charges for the six-month period that ended September 30, 2013.

>	The Fund underperformed its benchmark, the Barclays 1-3 Year Government/Credit Index, which returned 0.27% for the same six-month period.

Average Annual Total Returns (%) (for period ended September 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/02/92
Excluding sales charges		-0.20	0.26	3.11	2.81
Including sales charges		-1.19	-0.73	2.90	2.71
Class B	06/07/93
Excluding sales charges		-0.36	-0.21	2.38	2.07
Including sales charges		-3.34	-3.20	2.38	2.07
Class C	10/02/92
Excluding sales charges		-0.36	-0.05	2.80	2.41
Including sales charges		-1.35	-1.05	2.80	2.41
Class I*	09/27/10	-0.01	0.65	3.40	3.10
Class K*	03/07/11	-0.16	0.37	3.17	2.89
Class R*	09/27/10	-0.33	0.01	2.81	2.51
Class R4*	11/08/12	0.02	0.61	3.37	3.08
Class R5*	11/08/12	-0.03	0.60	3.37	3.08
Class W*	09/27/10	-0.20	0.26	3.08	2.78
Class Y*	07/15/09	-0.01	0.65	3.41	3.10
Class Z	09/30/92	-0.08	0.51	3.35	3.07
Barclays 1-3 Year Government/Credit Index		0.27	0.62	2.52	2.91

Returns for Class A are shown with and without the maximum initial sales charge of 1.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 1-3 Year Government/Credit Index consists of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Short Term Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at September 30, 2013)
Asset-Backed Securities — Agency	0.0	(a)
Asset-Backed Securities — Non Agency	15.0
Commercial Mortgage-Backed Securities — Agency	14.4
Commercial Mortgage-Backed Securities — Non-Agency	7.5
Corporate Bonds	30.0
Foreign Government Obligations	0.9
Inflation-Indexed Bonds	2.0
Money Market Funds	2.0
Municipal Bonds	0.5
Residential Mortgage-Backed Securities — Agency	8.0
Residential Mortgage-Backed Securities — Non-Agency	3.1
U.S. Government & Agency Obligations	3.1
U.S. Treasury Obligations	13.5
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at September 30, 2013)
AAA rating	59.7
AA rating	7.8
A rating	16.7
BBB rating	15.3
Non-investment grade	0.3
Not rated	0.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Leonard Aplet, CFA

Gregory Liechty

Ronald Stahl, CFA

Semiannual Report 2013	3

Columbia Short Term Bond Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

April 1, 2013 – September 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	998.00	1,021.35	4.12	4.17	0.81
Class B	1,000.00	1,000.00	996.40	1,019.82	5.65	5.71	1.11
Class C	1,000.00	1,000.00	996.40	1,019.77	5.70	5.76	1.12
Class I	1,000.00	1,000.00	999.90	1,023.39	2.09	2.11	0.41
Class K	1,000.00	1,000.00	998.40	1,021.86	3.62	3.66	0.71
Class R	1,000.00	1,000.00	996.70	1,020.08	5.39	5.46	1.06
Class R4	1,000.00	1,000.00	1,000.20	1,022.63	2.85	2.89	0.56
Class R5	1,000.00	1,000.00	999.70	1,023.14	2.34	2.37	0.46
Class W	1,000.00	1,000.00	998.00	1,021.35	4.12	4.17	0.81
Class Y	1,000.00	1,000.00	999.90	1,023.39	2.09	2.11	0.41
Class Z	1,000.00	1,000.00	999.20	1,022.63	2.85	2.89	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Short Term Bond Fund

Portfolio of Investments

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 30.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
L-3 Communications Corp.
11/15/16	3.950%	8,000,000	8,533,008

Automotive 0.3%
Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	9,200,000	9,127,605

Banking 8.8%
BB&T Corp. Senior Unsecured(a)
04/28/14	0.964%	8,237,000	8,262,428

BNP Paribas SA(a)
12/20/14	3.002%	9,225,000	9,510,089

Bank of America Corp. Senior Unsecured(a)
03/22/16	1.070%	17,500,000	17,573,586

Bank of Montreal Senior Unsecured(a)
07/15/16	0.788%	9,580,000	9,617,055

Bank of New York Mellon Corp. (The) Senior Unsecured(a)
10/23/15	0.495%	10,000,000	10,006,510

Canadian Imperial Bank of Commerce Senior Unsecured(a)
07/18/16	0.786%	7,725,000	7,763,540

Capital One Financial Corp. Senior Unsecured(a)
11/06/15	0.907%	10,000,000	10,029,590

Citigroup, Inc. Senior Unsecured
06/15/16	3.953%	16,840,000	17,926,972

Goldman Sachs Group, Inc. (The) Senior Unsecured
02/07/16	3.625%	14,500,000	15,260,685

HSBC USA, Inc. Senior Unsecured
02/13/15	2.375%	9,000,000	9,202,014

ING Bank NV Senior Unsecured(a)(b)
09/25/15	1.891%	9,600,000	9,803,981

JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	19,220,000	20,166,412

KeyCorp Senior Unsecured
08/13/15	3.750%	6,500,000	6,825,311

Lloyds Bank PLC Bank Guaranteed
03/28/17	4.200%	8,500,000	9,097,720

Morgan Stanley Senior Unsecured
04/29/16	3.800%	10,650,000	11,209,391

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Bank National Association Senior Unsecured(a)
01/28/16	0.574%	9,130,000	9,121,920

Royal Bank of Canada Senior Unsecured(a)
09/09/16	0.714%	9,100,000	9,131,941

Toronto-Dominion Bank (The) Senior Unsecured
09/09/16	1.500%	9,500,000	9,622,094

U.S. Bank Subordinated Notes(a)
04/29/20	3.778%	14,000,000	14,592,914

Wachovia Corp. Senior Unsecured(a)
06/15/17	0.524%	16,435,000	16,220,885

Total			230,945,038

Chemicals 0.3%
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	7,100,000	7,202,304

Construction Machinery 0.5%
Caterpillar Financial Services Corp. Senior Unsecured
05/29/15	1.100%	7,865,000	7,929,068

John Deere Capital Corp. Senior Unsecured(a)
03/03/14	0.480%	5,000,000	5,004,045

Total			12,933,113

Diversified Manufacturing 0.3%
United Technologies Corp. Senior Unsecured(a)
06/01/15	0.760%	7,875,000	7,927,345

Electric 0.6%
National Rural Utilities Cooperative Finance Corp.
03/01/16	3.050%	1,000,000	1,049,841

Nevada Power Co.
03/15/16	5.950%	1,275,000	1,421,636

Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	5,354,000	5,882,884

Sierra Pacific Power Co.
05/15/16	6.000%	327,000	368,450

Southern California Edison Co. 1st Refunding Mortgage(a)
09/15/14	0.704%	845,000	847,836

TransAlta Corp. Senior Unsecured
01/15/15	4.750%	6,795,000	7,102,270

Total			16,672,917

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.9%
Anheuser-Busch InBev Worldwide, Inc.(a)
07/14/14	0.628%	8,375,000	8,391,968

Bacardi Ltd.(b)
04/01/14	7.450%	6,200,000	6,400,744

ConAgra Foods, Inc. Senior Unsecured
06/15/17	5.819%	7,533,000	8,545,292

Diageo Finance BV
01/15/15	3.250%	2,000,000	2,069,876

FBG Finance Pty Ltd.(b)
06/15/15	5.125%	5,750,000	6,151,304

General Mills, Inc. Senior Unsecured(a)
01/29/16	0.564%	7,000,000	7,005,124

Kraft Foods Group, Inc. Senior Unsecured
06/04/15	1.625%	7,200,000	7,312,176

PepsiCo, Inc. Senior Notes(a)
02/26/16	0.472%	4,960,000	4,962,445

Total			50,838,929

Gas Distributors 0.2%
Sempra Energy Senior Unsecured
11/15/13	8.900%	5,230,000	5,281,303

Gas Pipelines 1.7%
Enterprise Products Operating LLC
02/01/16	3.200%	2,138,000	2,243,722

NiSource Finance Corp.
03/15/18	6.400%	3,000,000	3,472,038
01/15/19	6.800%	2,450,000	2,887,234

Plains All American Pipeline LP/Finance Corp. Senior Unsecured
08/15/16	5.875%	6,000,000	6,657,960

Southern Natural Gas Co. LLC Senior Unsecured(b)
04/01/17	5.900%	8,365,000	9,509,449

TransCanada PipeLines Ltd. Senior Unsecured(a)
06/30/16	0.928%	11,000,000	11,068,640

Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	7,000,000	8,150,212

Total			43,989,255

Health Care 0.8%
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	6,770,000	7,126,197

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
McKesson Corp. Senior Unsecured
12/04/15	0.950%	7,000,000	7,006,790

Medco Health Solutions, Inc.
09/15/15	2.750%	7,000,000	7,228,022

Total			21,361,009

Independent Energy 1.6%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	6,000,000	6,737,280

Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	6,896,000	6,911,350

EnCana Corp. Senior Unsecured
12/01/17	5.900%	5,495,000	6,306,205

Pioneer Natural Resources Co. Senior Unsecured
03/15/17	6.650%	5,588,000	6,441,986

Southwestern Energy Co.
02/01/18	7.500%	6,100,000	7,249,704

Woodside Finance Ltd.(b)
11/10/14	4.500%	7,225,000	7,496,821

Total			41,143,346

Integrated Energy 0.4%
BP Capital Markets PLC
03/11/16	3.200%	9,122,000	9,576,321

Life Insurance 1.2%
Hartford Financial Services Group, Inc. Senior Unsecured
01/15/19	6.000%	5,500,000	6,346,940

Lincoln National Corp. Senior Unsecured
02/15/14	4.750%	5,285,000	5,367,594

Metropolitan Life Global Funding I Secured(a)(b)
07/15/16	0.798%	9,250,000	9,270,452

Prudential Covered Trust Secured(b)
09/30/15	2.997%	9,288,000	9,579,327

Total			30,564,313

Media Cable 0.8%
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	9,500,000	9,820,710

NBCUniversal Enterprise, Inc.(a)(b)
04/15/16	0.805%	10,875,000	10,912,999

Total			20,733,709

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media Non-Cable 0.7%
News America, Inc.
12/15/14	5.300%	6,500,000	6,857,844

TCM Sub LLC(b)
01/15/15	3.550%	6,605,000	6,817,648

Thomson Reuters Corp. Senior Unsecured
05/23/16	0.875%	4,695,000	4,667,121

Total			18,342,613

Metals 0.2%
Vale Overseas Ltd.
01/23/17	6.250%	2,900,000	3,250,720

Vale Overseas Ltd
01/11/16	6.250%	3,100,000	3,427,311

Total			6,678,031

Non-Captive Diversified 0.8%
General Electric Capital Corp.(a)
Senior Secured
12/11/15	0.856%	16,955,000	17,100,949
Senior Unsecured
01/08/16	0.471%	5,254,000	5,236,325

Total			22,337,274

Oil Field Services 0.8%
Halliburton Co. Senior Unsecured
08/01/16	1.000%	11,200,000	11,183,211

Weatherford International Ltd.
03/15/18	6.000%	8,245,000	9,242,670

Total			20,425,881

Pharmaceuticals 0.6%
AbbVie, Inc. Senior Unsecured
11/06/15	1.200%	6,500,000	6,523,517

Amgen, Inc. Senior Unsecured
06/15/16	2.300%	8,375,000	8,629,391

Total			15,152,908

Property & Casualty 1.2%
Berkshire Hathaway, Inc. Senior Unsecured(a)
08/15/14	0.964%	8,000,000	8,046,632

CNA Financial Corp. Senior Unsecured
08/15/16	6.500%	6,950,000	7,859,755

Liberty Mutual Group, Inc. Senior Unsecured(b)
08/15/16	6.700%	7,175,000	8,126,111

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	6,622,000	7,283,259

Total			31,315,757

Refining 0.3%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	6,903,000	7,249,848

REITs 1.1%
Boston Properties LP Senior Unsecured
11/15/18	3.700%	5,888,000	6,210,353

Duke Realty LP
02/15/15	7.375%	5,679,000	6,129,759

Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	6,000,000	6,478,716

Simon Property Group LP Senior Unsecured
03/01/17	5.875%	8,500,000	9,593,508

Total			28,412,336

Restaurants 0.1%
Yum! Brands, Inc. Senior Unsecured
04/15/16	6.250%	1,580,000	1,769,902

Technology 1.7%
Apple, Inc. Senior Unsecured(a)
05/03/16	0.316%	10,710,000	10,707,440

Cisco Systems, Inc. Senior Unsecured(a)
03/14/14	0.504%	6,600,000	6,609,808

Hewlett-Packard Co. Senior Unsecured
06/01/16	2.650%	7,700,000	7,894,741

International Business Machines Corp. Senior Unsecured
07/22/16	1.950%	9,300,000	9,576,461

Oracle Corp. Senior Unsecured
07/08/14	3.750%	9,000,000	9,233,685

Total			44,022,135

Transportation Services 0.4%
ERAC U.S.A. Finance LLC(b)
10/15/17	6.375%	8,275,000	9,614,758

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.2%
America Movil SAB de CV
03/01/14	5.500%	5,670,000	5,777,395

Wirelines 2.2%
AT&T, Inc. Senior Unsecured(a)
02/12/16	0.650%	2,735,000	2,729,708

Deutsche Telekom International Finance BV(b)
04/11/16	3.125%	6,650,000	6,917,503

Orange SA Senior Unsecured
09/14/16	2.750%	6,995,000	7,216,685

Southwestern Bell Telephone LP
07/01/15	7.000%	10,200,000	11,185,391

Telecom Italia Capital SA
10/01/15	5.250%	8,000,000	8,413,496

Telefonica Emisiones SAU
04/27/18	3.192%	9,000,000	8,880,210

Verizon Communications, Inc. Senior Unsecured
11/02/15	0.700%	13,204,000	13,123,261

Total			58,466,254

Total Corporate Bonds & Notes
(Cost: $778,138,469)			786,394,607

Residential Mortgage-Backed Securities — Agency 8.0%
Federal Home Loan Mortgage Corp.(a)(c)
04/01/35	2.254%	347,579	365,360
03/01/34	2.360%	442,925	469,017
08/01/36	2.447%	208,170	220,125
07/01/36	2.485%	11,658	12,174
01/01/37	2.535%	502,851	536,233
09/01/37	2.633%	519,515	545,191
01/01/36	2.747%	923,275	986,075
12/01/36	6.087%	253,778	270,974

Federal Home Loan Mortgage Corp.(c)
11/01/25 - 03/01/27	3.000%	3,349,755	3,464,851
04/01/21 - 08/01/27	3.500%	46,824,206	49,367,288
05/01/24 - 07/01/26	4.000%	14,956,938	15,832,244
03/01/19 - 10/01/24	4.500%	3,828,040	4,050,093
11/01/17 - 07/01/25	5.000%	11,647,695	12,561,188
05/01/17 - 02/01/24	5.500%	8,020,289	8,637,129
03/01/17 - 10/01/21	6.000%	792,202	865,148
04/01/17	6.500%	2,370,598	2,519,814
09/01/15	7.500%	3,937	3,979
CMO Series 2467 Class NB
07/15/17	5.000%	2,052,272	2,154,800

Federal Home Loan Mortgage Corp.(c)(d) CMO IO Series 11 Class B
01/01/20	10.000%	3,020	677

Federal National Mortgage Association(a)(c)
06/01/37	1.275%	1,040,663	1,074,021

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/33	1.794%	466,662	483,895
06/01/33	1.796%	955,058	987,570
04/01/36	1.970%	252,024	266,964
04/01/36	2.162%	1,392,141	1,479,578
01/01/35	2.240%	564,135	598,810
07/01/34	2.255%	787,436	840,033
04/01/34	2.323%	683,711	722,317
08/01/35	2.347%	623,287	660,809
11/01/34	2.351%	277,312	294,325
10/01/35	2.405%	454,888	476,560
03/01/34	2.474%	583,605	623,271
06/01/34	2.500%	529,613	557,743
06/01/35	2.535%	681,336	720,018
08/01/36	2.555%	165,877	177,031
09/01/37	2.603%	234,670	248,939
07/01/35	2.662%	665,266	708,845
04/01/36	2.704%	166,671	176,659
09/01/37	6.167%	57,020	61,177
CMO Series 2003-W11 Class A1
06/25/33	3.062%	36,915	36,481

Federal National Mortgage Association(c)
10/01/20 - 01/01/27	3.500%	8,075,422	8,527,331
03/01/20 - 02/01/27	4.000%	23,251,102	24,675,309
10/01/13 -03/01/25	5.000%	7,409,882	7,950,471
08/01/17 -01/01/25	5.500%	26,167,196	28,271,344
06/01/17 -11/01/17	6.000%	5,177,286	5,498,600
08/01/14	6.500%	34,107	34,592
06/01/17 -08/01/17	7.000%	200,778	214,544
08/01/15	7.500%	5,432	5,637

Federal National Mortgage Association(c)(d)
CMO IO STRIPS Series 163 Class 2
07/25/22	8.500%	124,341	12,412
CMO IO STRIPS Series 36 Class 2
08/01/18	9.500%	1,395	209

Federal National Mortgage Association(c)(e)(f)
CMO PO Series G-15 Class A
06/25/21	0.000%	8,975	8,704

Federal National Mortgage Association(c)(g)
09/01/28	4.000%	5,795,000	6,143,819
10/01/28	3.000%	13,000,000	13,459,062

Government National Mortgage Association(a)(c)
04/20/22 -03/20/30	1.625%	982,889	1,023,866
07/20/18	3.000%	99,579	103,662

Government National Mortgage Association(c)
09/15/14 - 09/20/21	6.000%	238,837	256,142
03/15/32 - 11/15/33	6.500%	160,947	182,157
11/15/13 - 08/15/29	7.000%	31,084	32,001

Total Residential Mortgage-Backed Securities — Agency
(Cost: $206,681,810)			210,457,268

Residential Mortgage-Backed Securities — Non-Agency 3.1%
BCAP LLC Trust(a)(b)(c)
CMO Series 2010-RR2 Class 5A1
12/26/36	5.000%	5,119,935	5,202,356

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-RR4 Class 32A1
01/26/37	4.000%	3,738,321	3,766,760

Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1(a)(b)(c)
06/26/37	0.390%	93,475	93,126

Bayview Opportunity Master Fund Trust IIB LP Series 2012-4NPL Class A(a)(b)(c)
07/28/32	3.475%	1,897,184	1,899,083

Countrywide Alternative Loan Trust CMO Series 2004-2CB Class 1A4(a)(c)
03/25/34	0.579%	32,487	32,011

Credit Suisse Mortgage Capital Certificates(a)(b)(c)
CMO Series 2009-12R Class 25A1
10/27/37	3.813%	1,412,428	1,412,989
CMO Series 2009-9R Class 12A1
08/26/35	5.331%	8,031,461	8,505,148

JPMorgan Resecuritization Trust(a)(b)(c)
CMO Series 2010-2 Class 2A1
03/21/37	2.681%	768,501	764,295
CMO Series 2010-4 Class 3A2
04/26/35	4.500%	10,006,412	10,426,599

RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5(a)(b)(c)
05/26/47	0.309%	2,957,677	2,922,277

Residential Asset Mortgage Products, Inc. Series 2005-RS2 Class M1(a)(c)
02/25/35	0.629%	4,252,184	4,166,380

Springleaf Mortgage Loan Trust(a)(b)(c)
CMO Series 2012-1A Class A
09/25/57	2.667%	5,703,566	5,806,573
CMO Series 2012-2A Class A
10/25/57	2.220%	3,250,702	3,245,998
CMO Series 2012-3A Class A
12/25/59	1.570%	12,356,098	12,197,817
CMO Series 2013-1A Class A
06/25/58	1.270%	10,123,160	9,914,232
CMO Series 2013-2A Class A
12/25/65	1.780%	7,423,682	7,387,053

Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1(a)(b)(c)
12/27/46	4.511%	3,456,969	3,445,392

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $81,007,316)			81,188,089

Commercial Mortgage-Backed Securities — Agency 14.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K001 Class A2(a)(c)
04/25/16	5.651%	2,489,310	2,718,553

Federal National Mortgage Association Series 2010-M4 Class A1(c)
06/25/20	2.520%	1,516,574	1,565,067

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(a)(c)
Series 2013-50 Class AH
06/16/39	2.100%	12,610,908	12,722,465

Government National Mortgage Association(c)
Series 2009-114 Class A
12/16/38	3.103%	1,193,564	1,206,758
Series 2009-71 Class A
04/16/38	3.304%	1,888,954	1,905,556
Series 2010-141 Class A
08/16/31	1.864%	1,415,238	1,420,671
Series 2010-159 Class A
01/16/33	2.159%	1,558,400	1,566,566
Series 2010-18 Class A
12/16/50	3.100%	124,137	124,341
Series 2010-49 Class A
03/16/51	2.870%	231,871	231,608
Series 2011-1 Class A
12/16/31	2.239%	1,758,988	1,766,286
Series 2011-120 Class AB
08/16/33	2.400%	11,619,870	11,738,579
Series 2011-144 Class AB
07/16/35	2.012%	4,090,148	4,107,027
Series 2011-149 Class A
10/16/46	3.000%	3,906,348	4,024,683
Series 2011-16 Class A
11/16/34	2.210%	4,221,451	4,244,363
Series 2011-161 Class A
01/16/34	1.738%	11,717,771	11,756,780
Series 2011-20 Class A
04/16/32	1.883%	5,097,319	5,115,856
Series 2011-31 Class A
12/16/35	2.210%	3,739,627	3,768,684
Series 2011-78 Class A
08/16/34	2.250%	7,968,050	8,028,280
Series 2012-1 Class AB
09/16/33	1.999%	8,734,207	8,810,151
Series 2012-142 Class A
05/16/37	1.105%	8,506,332	8,409,513
Series 2012-22 Class AB
03/16/33	1.661%	5,084,455	5,083,404
Series 2012-4 Class A
05/16/40	2.120%	17,834,722	18,008,664
Series 2012-55 Class A
08/16/33	1.704%	11,039,352	11,053,103
Series 2012-58 Class A
01/16/40	2.500%	16,367,242	16,657,040
Series 2012-79 Class A
04/16/39	1.800%	13,409,349	13,332,513
Series 2012-89 Class A
01/16/36	1.537%	1,759,127	1,756,209
Series 2012-9 Class A
05/16/39	3.220%	2,382,473	2,457,890
Series 2013-105 Class A
02/16/37	1.705%	27,341,487	27,297,850
Series 2013-12 Class A
10/16/42	1.410%	15,844,220	15,701,210
Series 2013-126 Class AB
04/16/38	1.540%	8,280,112	8,256,943
Series 2013-17 Class AF
11/16/43	1.210%	9,669,153	9,533,388

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-17 Class AH
10/16/43	1.558%	12,066,066	12,000,764
Series 2013-2 Class AB
12/16/42	1.600%	17,115,592	17,058,118
Series 2013-30 Class A
05/16/42	1.500%	19,836,297	19,666,816
Series 2013-32 Class AB
01/16/42	1.900%	7,160,061	7,171,095
Series 2013-33 Class A
07/16/38	1.061%	28,961,885	28,477,121
Series 2013-35 Class A
02/16/40	1.618%	8,357,570	8,336,559
Series 2013-40 Class A
10/16/41	1.511%	12,609,789	12,530,007
Series 2013-45 Class A
10/16/40	1.450%	7,061,179	6,961,256
Series 2013-57 Class A
06/16/37	1.350%	26,566,105	26,305,066
Series 2013-61 Class A
01/16/43	1.450%	14,249,899	14,101,415

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $381,331,539)			376,978,218

Commercial Mortgage-Backed Securities — Non-Agency 7.5%
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR7 Class A3(a)(c)
02/11/41	5.116%	9,050,000	9,463,006

Bear Stearns Commercial Mortgage Securities Series 2005-T20 Class AAB(a)(c)
10/12/42	5.277%	5,129,657	5,232,876

Citigroup Commercial Mortgage Trust Series 2005-C3 Class ASB(c)
05/15/43	4.755%	3,015,464	3,067,062

Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4(a)(c)
07/15/44	5.393%	12,031,660	12,825,822

Credit Suisse First Boston Mortgage Securities Corp.(a)(c)
Series 2004-C1 Class A4
01/15/37	4.750%	3,195,443	3,202,994
Series 2005-C4 Class A5
08/15/38	5.104%	10,654,864	11,233,636
Series 2005-C5 Class AAB
08/15/38	5.100%	2,022,393	2,022,797
Series 2005-C6 Class A4
12/15/40	5.230%	4,112,092	4,359,829

Credit Suisse First Boston Mortgage Securities Corp.(c)
Series 2005-C2 Class AAB
04/15/37	4.681%	2,368,127	2,391,927

DBRR Trust(b)(c)
Series 2012-EZ1 Class A
09/25/45	1.393%	3,405,000	3,392,410
09/25/45	2.062%	15,055,205	14,966,604

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class AAB(c)
06/10/48	4.599%	485,362	493,161

GMAC Commercial Mortgage Securities, Inc. Series 2004-C1 Class A4(c)
03/10/38	4.908%	6,244,780	6,300,302

GS Mortgage Securities Corp. II Series 2011-GC3 Class A1(b)(c)
03/10/44	2.331%	6,871,113	6,956,370

JPMorgan Chase Commercial Mortgage Securities Corp.(a)(b)(c)
Series 2011-FL1 Class A
11/15/28	2.083%	4,530,968	4,575,670

JPMorgan Chase Commercial Mortgage Securities Corp.(a)(c)
Series 2005-LDP4 Class A4
10/15/42	4.918%	11,512,394	12,189,645
Series 2006-CB14 Class ASB
12/12/44	5.506%	3,673,566	3,817,386
Series 2006-LDP7 Class ASB
04/15/45	6.056%	1,302,169	1,361,756

JPMorgan Chase Commercial Mortgage Securities Trust(a)(c)
Series 2005-CB11 Class ASB
08/12/37	5.201%	2,999,454	3,043,583
Series 2005-LDP5 Class A4
12/15/44	5.368%	26,099,000	28,009,890

JPMorgan Chase Commercial Mortgage Securities Trust(c)
Series 2005-LDP2 Class ASB
07/15/42	4.659%	3,356,856	3,425,021

LB-UBS Commercial Mortgage Trust(c)
Series 2005-C2 Class AAB
04/15/30	5.007%	655,832	664,398
Series 2007-C1 Class AAB
02/15/40	5.403%	1,545,895	1,564,308

Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6(a)(c)
11/12/37	5.457%	5,621,336	5,988,432

Morgan Stanley Capital I Series 2006-IQ11 Class A4(a)(c)
10/15/42	5.847%	8,888,857	9,588,223

Motel 6 Trust Series 2012-MTL6 Class A1(b)(c)
10/05/25	1.500%	2,690,807	2,674,602

Nationslink Funding Corp. Series 1999-LTL1 Class A3(c)
01/22/26	7.104%	2,193,262	2,269,512

ORES NPL LLC Series 2012-LV1 Class A(b)(c)
09/25/44	4.000%	399,682	399,722

S2 Hospitality LLC Series 2012-LV1 Class A(b)(c)
04/15/25	4.500%	220,514	220,514

VFC LLC Series 2013-1 Class A(b)(c)
03/20/26	3.130%	5,075,000	5,075,426

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Bank Commercial Mortgage Trust(a)(c)
Series 2005-C17 Class A4
03/15/42	5.083%	7,570,000	7,876,032
Series 2005-C21 Class A4
10/15/44	5.414%	2,755,133	2,929,465
Series 2005-C22 Class A4
12/15/44	5.465%	15,000,000	16,044,525

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $201,990,510)			197,626,906

Asset-Backed Securities — Agency —%
Small Business Administration Pools(a)
06/25/22	0.875%	115,370	115,805

Total Asset-Backed Securities — Agency
(Cost: $115,306)			115,805

Asset-Backed Securities — Non-Agency 15.1%
ARI Fleet Lease Trust Series 2012-A Class A(a)(b)
03/15/20	0.732%	2,169,333	2,169,683

Aames Mortgage Investment Trust Series 2005-3 Class A2(a)(b)
08/25/35	0.439%	9,690,900	9,485,743

Access Group, Inc.(a)
Series 2004A Class A2
04/25/29	0.526%	14,050,031	13,669,051
Series 2007A Class A2
08/25/26	0.392%	4,343,700	4,295,811

Ally Master Owner Trust
Series 2012-1 Class A2
02/15/17	1.440%	660,000	665,794

Ally Master Owner Trust(a)
Series 2012-1 Class A1
02/15/17	0.982%	10,000,000	10,050,248
Series 2013-1 Class A1
02/15/18	0.632%	7,475,000	7,477,141

American Credit Acceptance Receivables Trust(b)
Series 2012-1 Class A2
10/15/15	3.040%	1,655,938	1,664,163
Series 2012-2 Class A
07/15/16	1.890%	3,108,713	3,115,185
Series 2012-3 Class A
11/15/16	1.640%	1,879,410	1,879,045
Series 2013-1 Class A
04/16/18	1.450%	5,974,769	5,970,752
Series 2013-2 Class A
02/15/17	1.320%	5,637,645	5,637,727

Amresco Residential Securities Mortgage Loan Trust Series 1998-3 Class A7(a)(h)
07/25/28	0.659%	14,774	12,238

Avis Budget Rental Car Funding AESOP LLC Series 2012-1A Class A(b)
08/20/16	2.054%	14,200,000	14,423,769

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CCG Receivables Trust Series 2013-1 Class A2(b)
08/14/20	1.050%	4,500,000	4,495,292

CIT Education Loan Trust Series 2005-1 Class A2(a)
03/15/22	0.344%	110,248	110,149

CNH Wholesale Master Note Trust Series 2013-2A Class A(a)(b)
08/15/19	0.782%	13,750,000	13,776,165

Chesapeake Funding LLC Series 2011-2A Class A(a)(b)
04/07/24	1.432%	11,360,000	11,445,261

Citigroup Mortgage Loan Trust, Inc. Series 2003-HE4 Class A(a)(b)
12/25/33	0.589%	2,926,174	2,910,423

Cityscape Home Equity Loan Trust(a)(h)(i)(j) Series 1997-C Class A3
07/25/28	7.380%	607,537	1

Cityscape Home Equity Loan Trust(a)(h)(i)(j)(k)
Series 1997-B Class A7
05/25/28	7.410%	2,864	—

Countrywide Asset-Backed Certificates(a) Series 2004-8 Class M1
01/25/35	0.879%	7,860,988	7,732,713
Series 2005-11 Class 3AV3
02/25/36	0.599%	120,109	119,968

DT Auto Owner Trust(b) Series 2011-3A Class B
02/15/17	3.020%	177,148	177,180
Series 2012-2A Class A
11/16/15	0.910%	232,643	232,727
Series 2013-1A Class A
05/16/16	0.750%	1,441,169	1,441,317

EFS Volunteer LLC Series 2010-1 Class A1(a)(b)
10/26/26	1.116%	8,300,316	8,337,427

Educational Funding of the South, Inc. Series 2011-1 Class A1(a)
10/25/21	0.816%	1,415,750	1,417,618

Encore Credit Receivables Trust Series 2005-4 Class 2A4(a)
01/25/36	0.519%	14,074,399	13,851,108

Enterprise Fleet Financing LLC Series 2013-2 Class A2(b)
03/20/19	1.060%	4,500,000	4,498,463

Exeter Automobile Receivables Trust Series 2012-2A Class A(b)
06/15/17	1.300%	4,444,168	4,452,650

First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC)(h)
06/25/25	6.680%	26,142	26,225

First Franklin Mortgage Loan Asset-Backed Certificates Series 2005-FF9 Class A3(a)
10/25/35	0.459%	1,343,559	1,342,733

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Investors Auto Owner Trust(b)
Series 2011-2A Class A2
08/15/17	2.600%	1,923,945	1,931,171
Series 2012-1A Class A2
11/15/17	1.960%	2,053,068	2,062,700
Series 2013-2A Class A2
03/15/19	1.230%	4,525,000	4,525,004

GE Dealer Floorplan Master Note Trust Series 2012-4 Class A(a)
10/20/17	0.620%	6,775,000	6,774,788

HSBC Home Equity Loan Trust Series 2006-2 Class A1(a)
03/20/36	0.330%	11,205,328	10,967,372

Hilton Grand Vacations Trust Series 2013-A Class A(b)
01/25/26	2.280%	14,298,638	14,300,133

IMC Home Equity Loan Trust Series 1997-3 Class A7
08/20/28	7.080%	106	105

KeyCorp Student Loan Trust(a)
Series 1999-A Class A2
12/27/29	0.578%	7,514,188	7,400,258
Series 1999-B Class A2
08/25/27	0.692%	380,326	380,144

MMAF Equipment Finance LLC Series 2013-AA Class A2(b)
05/09/16	0.690%	4,775,000	4,775,436

Marriott Vacation Club Owner Trust(b)
Series 2007-1A Class A
05/20/29	5.518%	1,222,442	1,242,388
Series 2009-2A Class A
07/20/31	4.809%	2,649,297	2,734,596

Miramax LLC Series 2011-1A Class A(b)
10/20/21	6.250%	3,557,679	3,697,261

Montana Higher Education Student Assistance Corp. Series 2006-1 Class A(a)
03/20/24	0.352%	5,478,711	5,411,824

Nations Equipment Finance Funding I LLC Series 2013-1A Class A(b)
11/20/16	1.697%	8,588,765	8,588,765

Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1(a)
07/01/21	0.748%	1,575,303	1,574,168

Park Place Securities, Inc. Series 2004-WCW2 Class M1(a)
10/25/34	0.799%	9,745,375	9,738,981

Prestige Auto Receivables Trust(b)
Series 2012-1A Class A2
12/15/15	1.230%	1,560,074	1,562,027
Series 2013-1A Class A2
02/15/18	1.090%	6,829,519	6,832,141

Residential Funding Mortgage Securities II Home Loan Trust Series 2003-HS3 Class A2B (NPFGC)(a)(h)
08/25/33	0.469%	5,069	4,510

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Private Education Loan Trust(a)(b)
Series 2013-A Class A1
08/15/22	0.782%	6,305,951	6,261,114
Series 2013-B Class A1
07/15/22	0.832%	16,433,328	16,350,901

SLM Student Loan Trust(a)
Series 2003-A Class A2
09/15/20	0.694%	6,231,244	6,088,869
Series 2004-B Class A2
06/15/21	0.454%	12,286,652	12,078,098
Series 2005-A Class A2
12/15/20	0.394%	3,867,571	3,846,175

SLM Student Loan Trust(a)(b)
Series 2011-A Class A1
10/15/24	1.182%	1,568,575	1,569,284
Series 2012-A Class A1
08/15/25	1.582%	3,341,641	3,363,672
Series 2012-B Class A1
12/15/21	1.282%	4,183,615	4,189,818
Series 2013-C Class A1
02/15/22	1.030%	3,250,000	3,250,033

SMART Trust(a)
Series 2013-1US Class A3B
09/14/16	0.632%	11,500,000	11,478,456
Series 2013-2US Class A3B
01/14/17	0.612%	7,000,000	6,976,209

SMART Trust(a)(b)
Series 2011-1USA Class A3B
10/14/14	1.032%	1,012,598	1,012,927
Series 2011-2USA Class A3B
03/14/15	1.032%	4,865,040	4,869,448
Series 2012-1USA Class A3B
05/14/16	1.082%	1,000,000	1,003,666
Series 2012-2USA Class A3B
10/14/16	1.132%	3,250,000	3,267,648

SVO VOI Mortgage Corp. Series 2012-AA Class A(b)
09/20/29	2.000%	2,921,642	2,922,644

Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	5,500,000	5,569,162

Sierra Receivables Funding Co. LLC(b)
Series 2010-2A Class A
11/20/25	3.840%	557,205	565,688
Series 2011-1A Class A
04/20/26	3.350%	3,013,683	3,066,365
Series 2011-2A Class A
05/20/28	3.260%	2,186,037	2,230,282
Series 2011-3A Class A
07/20/28	3.370%	3,477,589	3,574,804
Series 2012-1A Class A
11/20/28	2.840%	6,056,053	6,169,706
Series 2012-3A Class A
08/20/29	1.870%	2,336,772	2,347,447
Series 2013-1A Class A
11/20/29	1.590%	4,264,817	4,254,256

South Texas Higher Education Authority, Inc. Series 2012-1 Class A1(a)
10/01/20	0.748%	5,338,998	5,335,528

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1(a)
06/25/36	0.629%	1,601,500	1,593,440

Terwin Mortgage Trust Series 2007-4HE Class A1(a)(b)
05/25/38	0.299%	1,392,880	1,349,945

Westlake Automobile Receivables Trust(b)
Series 2012-1A Class A2
03/15/16	1.030%	1,473,014	1,473,668
Series 2013-1A Class A2
01/15/18	1.120%	8,300,000	8,299,161

World Omni Master Owner Trust Series 2013-1 Class A(a)(b)
02/15/18	0.532%	8,910,000	8,912,282

Total Asset-Backed Securities — Non-Agency
(Cost: $391,752,433)			394,658,238

Inflation-Indexed Bonds 2.0%
United States 2.0%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	51,168,322	52,511,490

Total Inflation-Indexed Bonds
(Cost: $52,556,603)			52,511,490

U.S. Treasury Obligations 13.5%
U.S. Treasury
05/15/16	0.250%	35,000,000	34,770,330
08/15/16	0.625%	110,000,000	110,068,750

U.S. Treasury(l)
03/31/15	2.500%	202,000,000	208,864,768

Total U.S. Treasury Obligations
(Cost: $353,115,177)			353,703,848

U.S. Government & Agency Obligations 3.1%
Federal Farm Credit Banks(a)
10/26/15	0.230%	13,000,000	13,018,252
12/10/15	0.232%	34,500,000	34,547,093
12/06/16	0.277%	31,800,000	31,873,871

U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morocco Government AID Bond Government Guaranty(a)(i)
05/01/23	0.500%	850,000	807,500

Total U.S. Government & Agency Obligations
(Cost: $80,206,240)			80,246,716

Foreign Government Obligations 0.9%
Canada 0.6%
Province of Ontario Senior Unsecured
05/26/15	0.950%	14,725,000	14,837,381

Mexico 0.3%
Petroleos Mexicanos
03/15/15	4.875%	8,500,000	8,925,000

Total Foreign Government Obligations
(Cost: $23,391,440)			23,762,381

Municipal Bonds 0.5%
Issuer Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 0.5%
State of Illinois Unlimited General Obligation Taxable Notes Series 2011
03/01/17	5.365%	12,900,000	13,730,115

Total Municipal Bonds
(Cost: $14,147,048)			13,730,115

Money Market Funds 2.0%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.089%(m)(n)		52,536,417	52,536,417

Total Money Market Funds
(Cost: $52,536,417)			52,536,417

Total Investments
(Cost: $2,616,970,308)			2,623,910,098

Other Assets & Liabilities, Net			(3,061,118)

Net Assets			2,620,848,980

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, securities totaling $544,712 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	714	USD	157,269,660	December 2013	411,285	—

U.S. Treasury Note, 5-year	(697)	USD	(84,369,675)	December 2013	—	(897,319)

Total					411,285	(897,319)

Notes to Portfolio of Investments

(a)	Variable rate security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $454,521,466 or 17.34% of net assets.

(c)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(e)	Zero coupon bond.

(f)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.

(h)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2013 was $42,974, representing less than 0.01% of net assets. Information concerning such security holdings at September 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Amresco Residential Securities Mortgage Loan Trust
Series 1998-3 Class A7
07/25/28 0.659%	12/19/03	14,671

Cityscape Home Equity Loan Trust
Series 1997-B Class A7
05/25/28 7.410%	12/25/10 - 05/26/11	1,871

Cityscape Home Equity Loan Trust
Series 1997-C Class A3
07/25/28 7.380%	11/25/03 - 06/29/09	572,589

First Alliance Mortgage Loan Trust
Series 1994-2 Class A2 (NPFGC)
06/25/25 6.680%	06/24/04	26,165

Residential Funding Mortgage Securities II Home Loan Trust
Series 2003-HS3 Class A2B (NPFGC)
08/25/33 0.469%	09/15/03	5,069

(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2013, the value of these securities amounted to $807,501, which represents 0.03% of net assets.

(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2013, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(k)	Negligible market value.

(l)	This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(m)	The rate shown is the seven-day current annualized yield at September 30, 2013.

(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	107,698,071	542,355,627	(597,517,281)	52,536,417	55,561	52,536,417

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Abbreviation Legend

AID	Agency for International Development

CMO	Collateralized Mortgage Obligation

NPFGC	National Public Finance Guarantee Corporation

STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	786,394,607	—	786,394,607

Residential Mortgage-Backed Securities — Agency	—	210,457,268	—	210,457,268

Residential Mortgage-Backed Securities — Non-Agency	—	81,188,089	—	81,188,089

Commercial Mortgage-Backed Securities — Agency	—	376,978,218	—	376,978,218

Commercial Mortgage-Backed Securities — Non-Agency	—	179,267,892	18,359,014	197,626,906

Asset-Backed Securities — Agency	—	115,805	—	115,805

Asset-Backed Securities — Non-Agency	—	386,069,473	8,588,765	394,658,238

Inflation-Indexed Bonds	—	52,511,490	—	52,511,490

U.S. Treasury Obligations	353,703,848	—	—	353,703,848

U.S. Government & Agency Obligations	—	79,439,216	807,500	80,246,716

Foreign Government Obligations	—	23,762,381	—	23,762,381

Municipal Bonds	—	13,730,115	—	13,730,115

Total Bonds	353,703,848	2,189,914,554	27,755,279	2,571,373,681

Mutual Funds

Money Market Funds	52,536,417	—	—	52,536,417

Total Mutual Funds	52,536,417	—	—	52,536,417

Investments in Securities	406,240,265	2,189,914,554	27,755,279	2,623,910,098
Derivatives

Assets

Futures Contracts	411,285	—	—	411,285

Liabilities

Futures Contracts	(897,319)	—	—	(897,319)

Total	405,754,231	2,189,914,554	27,755,279	2,623,424,064

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	U.S. Government & Agency Obligations ($)	Total ($)
Balance as of March 31, 2013	3,029,151	24,689,252	1,472,183	847,875	30,038,461

Accrued discounts/premiums	—	(102,079)	7,474	615	(93,990)

Realized gain (loss)	—	—	(977)	412	(565)

Change in unrealized appreciation (depreciation)(a)	—	(140,033)	(3,448)	1,098	(142,383)

Sales	—	(6,088,126)	(4,636,467)	(42,500)	(10,767,093)

Purchases	—	—	11,750,000	—	11,750,000

Transfers into Level 3	—	—	—	—	—

Transfers out of Level 3	(3,029,151)	—	—	—	(3,029,151)

Balance as of September 30, 2013	—	18,359,014	8,588,765	807,500	27,755,279

(a)	Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2013 was $(166,739), which is comprised of Commercial Mortgage-Backed Securities — Non-Agency of $(167,837) and U.S. Government & Agency Obligations $1,098.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain commercial backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain asset backed and foreign government obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Short Term Bond Fund

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $2,564,433,891)	$2,571,373,681

Affiliated issuers (identified cost $52,536,417)	52,536,417

Total investments (identified cost $2,616,970,308)	2,623,910,098

Cash	453,252

Receivable for:

Investments sold	8,350,884

Capital shares sold	5,240,762

Dividends	3,966

Interest	7,798,420

Reclaims	25,552

Variation margin	44,625

Expense reimbursement due from Investment Manager	18,064

Prepaid expenses	58,721

Trustees’ deferred compensation plan	4,081

Total assets	2,645,908,425

Liabilities

Payable for:

Investments purchased	6,143,721

Investments purchased on a delayed delivery basis	13,203,125

Capital shares purchased	2,822,415

Dividend distributions to shareholders	2,006,821

Variation margin	49,013

Investment management fees	76,438

Distribution and/or service fees	15,997

Transfer agent fees	346,007

Administration fees	13,509

Plan administration fees	1,390

Compensation of board members	192,323

Other expenses	184,605

Trustees’ deferred compensation plan	4,081

Total liabilities	25,059,445

Net assets applicable to outstanding capital stock	$2,620,848,980

Represented by

Paid-in capital	$2,662,657,703

Undistributed net investment income	1,195,109

Accumulated net realized loss	(49,457,588)

Unrealized appreciation (depreciation) on:

Investments	6,939,790

Futures contracts	(486,034)

Total — representing net assets applicable to outstanding capital stock	$2,620,848,980

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Short Term Bond Fund

Statement of Assets and Liabilities (continued)

September 30, 2013 (Unaudited)

Class A

Net assets	$528,677,621

Shares outstanding	52,967,293

Net asset value per share	$9.98

Maximum offering price per share(a)	$10.08

Class B

Net assets	$8,248,147

Shares outstanding	826,940

Net asset value per share	$9.97

Class C

Net assets	$97,266,101

Shares outstanding	9,753,824

Net asset value per share	$9.97

Class I

Net assets	$392,322,002

Shares outstanding	39,373,496

Net asset value per share	$9.96

Class K

Net assets	$3,243,536

Shares outstanding	325,612

Net asset value per share	$9.96

Class R

Net assets	$4,269,527

Shares outstanding	427,634

Net asset value per share	$9.98

Class R4

Net assets	$6,037,739

Shares outstanding	605,705

Net asset value per share	$9.97

Class R5

Net assets	$31,586,571

Shares outstanding	3,170,015

Net asset value per share	$9.96

Class W

Net assets	$6,101,276

Shares outstanding	611,164

Net asset value per share	$9.98

Class Y

Net assets	$6,339,214

Shares outstanding	636,345

Net asset value per share	$9.96

Class Z

Net assets	$1,536,757,246

Shares outstanding	154,224,273

Net asset value per share	$9.96

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 1.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Short Term Bond Fund

Statement of Operations

Six Months Ended September 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$55,561
Interest	21,933,332
Foreign taxes withheld	(8,700)

Total income	21,980,193

Expenses:
Investment management fees	4,986,910
Distribution and/or service fees
Class A	685,234
Class B	50,976
Class C	526,701
Class R	11,367
Class W	15,311
Transfer agent fees
Class A	550,405
Class B	10,245
Class C	105,790
Class K	853
Class R	4,563
Class R4	4,906
Class R5	6,793
Class W	12,354
Class Z	1,712,389
Administration fees	880,014
Plan administration fees
Class K	4,264
Compensation of board members	43,692
Custodian fees	19,298
Printing and postage fees	85,205
Registration fees	106,090
Professional fees	35,733
Other	49,949

Total expenses	9,909,042
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,090,259)
Fees waived by Distributor — Class B	(22,939)
Fees waived by Distributor — Class C	(231,748)
Expense reductions	(3,440)

Total net expenses	8,560,656

Net investment income	13,419,537

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	3,969,122
Futures contracts	3,127,959

Net realized gain	7,097,081
Net change in unrealized appreciation (depreciation) on:
Investments	(23,309,715)
Futures contracts	65,567

Net change in unrealized appreciation (depreciation)	(23,244,148)

Net realized and unrealized loss	(16,147,067)

Net decrease in net assets from operations	$(2,727,530)

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Short Term Bond Fund

Statement of Changes in Net Assets

	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013(a)
Operations

Net investment income	$13,419,537	$32,043,041

Net realized gain	7,097,081	30,857,200

Net change in unrealized appreciation (depreciation)	(23,244,148)	(10,461,290)

Net increase (decrease) in net assets resulting from operations	(2,727,530)	52,438,951

Distributions to shareholders

Net investment income

Class A	(1,583,502)	(5,927,580)

Class B	(13,781)	(45,947)

Class C	(142,372)	(826,536)

Class I	(1,847,108)	(723,637)

Class K(b)	(11,409)	(41,681)

Class R	(7,471)	(28,485)

Class R4	(20,995)	(27)

Class R5	(125,803)	(21,462)

Class W	(33,266)	(85,347)

Class Y	(36,921)	(172,725)

Class Z	(6,972,289)	(23,809,797)

Total distributions to shareholders	(10,794,917)	(31,683,224)

Increase (decrease) in net assets from capital stock activity	(246,636,258)	(54,909,107)

Total decrease in net assets	(260,158,705)	(34,153,380)

Net assets at beginning of period	2,881,007,685	2,915,161,065

Net assets at end of period	$2,620,848,980	$2,881,007,685

Undistributed (excess of distributions over) net investment income	$1,195,109	$(1,429,511)

(a)	Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to March 31, 2013.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Short Term Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	7,259,309	72,502,921	11,708,200	116,920,888

Distributions reinvested	137,613	1,373,825	511,725	5,112,157

Redemptions	(10,138,068)	(101,323,744)	(20,991,064)	(209,794,395)

Net decrease	(2,741,146)	(27,446,998)	(8,771,139)	(87,761,350)

Class B shares

Subscriptions	57,081	569,653	124,365	1,241,807

Distributions reinvested	1,139	11,362	3,947	39,321

Redemptions(b)	(378,346)	(3,774,013)	(961,545)	(9,588,948)

Net decrease	(320,126)	(3,192,998)	(833,233)	(8,307,820)

Class C shares

Subscriptions	903,888	9,023,580	2,727,050	27,210,151

Distributions reinvested	9,502	94,757	50,716	505,974

Redemptions	(2,350,427)	(23,480,129)	(4,610,972)	(46,038,111)

Net decrease	(1,437,037)	(14,361,792)	(1,833,206)	(18,321,986)

Class I shares

Subscriptions	21,517,319	214,886,977	30,523,928	305,346,777

Distributions reinvested	185,304	1,846,579	72,321	723,472

Redemptions	(13,137,666)	(130,788,710)	(60,119)	(600,442)

Net increase	8,564,957	85,944,846	30,536,130	305,469,807

Class K shares

Subscriptions	36,105	360,630	84,708	844,879

Distributions reinvested	1,144	11,401	4,178	41,651

Redemptions	(50,458)	(503,727)	(173,413)	(1,731,329)

Net decrease	(13,209)	(131,696)	(84,527)	(844,799)

Class R shares

Subscriptions	37,399	374,317	205,014	2,051,788

Distributions reinvested	274	2,735	777	7,760

Redemptions	(77,635)	(776,725)	(99,165)	(992,342)

Net increase (decrease)	(39,962)	(399,673)	106,626	1,067,206

Class R4 shares

Subscriptions	692,277	6,922,635	19,403	194,281

Distributions reinvested	2,105	20,983	2	20

Redemptions	(108,082)	(1,079,330)	—	—

Net increase	586,300	5,864,288	19,405	194,301

Class R5 shares

Subscriptions	812,677	8,095,505	2,698,446	26,984,861

Distributions reinvested	12,621	125,792	2,143	21,452

Redemptions	(178,405)	(1,781,106)	(177,467)	(1,776,449)

Net increase	646,893	6,440,191	2,523,122	25,229,864

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Short Term Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class W shares

Subscriptions	177,629	1,777,929	2,005,264	20,026,664

Distributions reinvested	3,326	33,246	8,510	85,273

Redemptions	(1,373,520)	(13,736,094)	(210,799)	(2,111,994)

Net increase (decrease)	(1,192,565)	(11,924,919)	1,802,975	17,999,943

Class Y shares

Subscriptions	25,241	252,842	146,398	1,453,592

Distributions reinvested	1,167	11,628	3,119	31,101

Redemptions	(302,164)	(3,014,189)	(617,450)	(6,166,641)

Net decrease	(275,756)	(2,749,719)	(467,933)	(4,681,948)

Class Z shares

Subscriptions	21,743,103	216,895,989	97,409,002	972,272,963

Distributions reinvested	152,698	1,522,148	606,480	6,047,119

Redemptions	(50,427,612)	(503,095,925)	(126,599,521)	(1,263,272,407)

Net decrease	(28,531,811)	(284,677,788)	(28,584,039)	(284,952,325)

Total net decrease	(24,753,462)	(246,636,258)	(5,585,819)	(54,909,107)

(a)	Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to March 31, 2013.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Columbia Short Term Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended September 30, 2013		Year Ended March 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.03		$9.95		$9.94		$9.95		$9.47		$9.89

Income from investment operations:

Net investment income	0.04		0.10		0.15		0.22		0.32		0.42

Net realized and unrealized gain (loss)	(0.06)		0.08		0.03		0.03		0.49		(0.42)

Total from investment operations	(0.02)		0.18		0.18		0.25		0.81		—

Less distributions to shareholders:

Net investment income	(0.03)		(0.10)		(0.17)		(0.26)		(0.33)		(0.42)

Total distributions to shareholders	(0.03)		(0.10)		(0.17)		(0.26)		(0.33)		(0.42)

Proceeds from regulatory settlements	—		—		0.00	(a)	—		0.00	(a)	0.00	(a)

Net asset value, end of period	$9.98		$10.03		$9.95		$9.94		$9.95		$9.47

Total return	(0.20%)		1.79%		1.78%		2.57%		8.68%		0.03%

Ratios to average net assets(b)

Total gross expenses	0.89	%(c)	0.89%		0.89%		0.82%		0.76%		0.77%

Total net expenses(d)	0.81	%(c)(e)	0.79	%(e)	0.74	%(e)	0.73	%(e)	0.73	%(e)	0.73	%(e)

Net investment income	0.76	%(c)	1.00%		1.53%		2.21%		3.27%		4.43%

Supplemental data

Net assets, end of period (in thousands)	$528,678		$558,651		$641,835		$263,223		$245,872		$121,914

Portfolio turnover	44	%(f)	102	%(f)	76	%(f)	83%		91%		58%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 35% for the six months ended September 30, 2013 and 95% and 63% for the years ended March 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2013

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.02		$9.95		$9.93		$9.94		$9.47		$9.89

Income from investment operations:

Net investment income	0.02		0.03		0.07		0.15		0.26		0.35

Net realized and unrealized gain (loss)	(0.06)		0.07		0.04		0.03		0.47		(0.42)

Total from investment operations	(0.04)		0.10		0.11		0.18		0.73		(0.07)

Less distributions to shareholders:

Net investment income	(0.01)		(0.03)		(0.09)		(0.19)		(0.26)		(0.35)

Total distributions to shareholders	(0.01)		(0.03)		(0.09)		(0.19)		(0.26)		(0.35)

Proceeds from regulatory settlements	—		—		0.00	(a)	—		0.00	(a)	0.00	(a)

Net asset value, end of period	$9.97		$10.02		$9.95		$9.93		$9.94		$9.47

Total return	(0.36%)		0.98%		1.12%		1.80%		7.77%		(0.72%)

Ratios to average net assets(b)

Total gross expenses	1.64	%(c)	1.64%		1.65%		1.57%		1.51%		1.52%

Total net expenses(d)	1.11	%(c)(e)	1.49	%(e)	1.49	%(e)	1.48	%(e)	1.48	%(e)	1.48	%(e)

Net investment income	0.46	%(c)	0.32%		0.75%		1.47%		2.62%		3.69%

Supplemental data

Net assets, end of period (in thousands)	$8,248		$11,495		$19,697		$6,100		$9,326		$10,502

Portfolio turnover	44	%(f)	102	%(f)	76	%(f)	83%		91%		58%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 35% for the six months ended September 30, 2013 and 95% and 63% for the years ended March 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	25

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.02		$9.94		$9.93		$9.94		$9.46		$9.88

Income from investment operations:

Net investment income	0.02		0.07		0.13		0.19		0.29		0.39

Net realized and unrealized gain (loss)	(0.06)		0.08		0.02		0.03		0.49		(0.42)

Total from investment operations	(0.04)		0.15		0.15		0.22		0.78		(0.03)

Less distributions to shareholders:

Net investment income	(0.01)		(0.07)		(0.14)		(0.23)		(0.30)		(0.39)

Total distributions to shareholders	(0.01)		(0.07)		(0.14)		(0.23)		(0.30)		(0.39)

Proceeds from regulatory settlements	—		—		0.00	(a)	—		0.00	(a)	0.00	(a)

Net asset value, end of period	$9.97		$10.02		$9.94		$9.93		$9.94		$9.46

Total return	(0.36%)		1.47%		1.48%		2.25%		8.35%		(0.29%)

Ratios to average net assets(b)

Total gross expenses	1.64	%(c)	1.64%		1.62%		1.57%		1.51%		1.52%

Total net expenses(d)	1.12	%(c)(e)	1.10	%(e)	1.04	%(e)	1.04	%(e)	1.04	%(e)	1.04	%(e)

Net investment income	0.45	%(c)	0.69%		1.30%		1.90%		2.90%		4.12%

Supplemental data

Net assets, end of period (in thousands)	$97,266		$112,124		$129,511		$113,863		$113,038		$35,926

Portfolio turnover	44	%(f)	102	%(f)	76	%(f)	83%		91%		58%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 35% for the six months ended September 30, 2013 and 95% and 63% for the years ended March 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2013

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class I	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.01		$9.93		$9.93		$10.00

Income from investment operations:

Net investment income	0.06		0.10		0.18		0.10

Net realized and unrealized gain (loss)	(0.06)		0.11		0.02		(0.03)

Total from investment operations	—		0.21		0.20		0.07

Less distributions to shareholders:

Net investment income	(0.05)		(0.13)		(0.20)		(0.14)

Total distributions to shareholders	(0.05)		(0.13)		(0.20)		(0.14)

Proceeds from regulatory settlements	—		—		0.00	(b)	—

Net asset value, end of period	$9.96		$10.01		$9.93		$9.93

Total return	(0.01%)		2.15%		1.99%		0.73%

Ratios to average net assets(c)

Total gross expenses	0.44	%(d)	0.46%		0.44%		0.48	%(d)

Total net expenses(e)	0.41	%(d)	0.42%		0.44	%(f)	0.46	%(d)(f)

Net investment income	1.16	%(d)	1.06%		1.80%		1.99	%(d)

Supplemental data

Net assets, end of period (in thousands)	$392,322		$308,394		$2,706		$10,679

Portfolio turnover	44	%(g)	102	%(g)	76	%(g)	83%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 35% for the six months ended September 30, 2013 and 95% and 63% for the years ended March 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	27

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class K	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.01		$9.93		$9.92		$9.93

Income from investment operations:

Net investment income (loss)	0.04		0.11		0.14		(0.03)

Net realized and unrealized gain (loss)	(0.06)		0.08		0.04		0.04

Total from investment operations	(0.02)		0.19		0.18		0.01

Less distributions to shareholders:

Net investment income	(0.03)		(0.11)		(0.17)		(0.02)

Total distributions to shareholders	(0.03)		(0.11)		(0.17)		(0.02)

Proceeds from regulatory settlements	—		—		0.00	(b)	—

Net asset value, end of period	$9.96		$10.01		$9.93		$9.92

Total return	(0.16%)		1.87%		1.83%		0.07%

Ratios to average net assets(c)

Total gross expenses	0.74	%(d)	0.72%		0.75%		0.68	%(d)

Total net expenses(e)	0.71	%(d)	0.70%		0.75	%(f)	0.66	%(d)(f)

Net investment income (loss)	0.85	%(d)	1.10%		1.46%		(4.05	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$3,244		$3,391		$4,205		$3

Portfolio turnover	44	%(g)	102	%(g)	76	%(g)	83%

Notes to Financial Highlights

(a)	For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 35% for the six months ended September 30, 2013 and 95% and 63% for the years ended March 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2013

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class R	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.03		$9.96		$9.94		$10.02

Income from investment operations:

Net investment income	0.03		0.07		0.12		0.07

Net realized and unrealized gain (loss)	(0.06)		0.07		0.04		(0.03)

Total from investment operations	(0.03)		0.14		0.16		0.04

Less distributions to shareholders:

Net investment income	(0.02)		(0.07)		(0.14)		(0.12)

Total distributions to shareholders	(0.02)		(0.07)		(0.14)		(0.12)

Proceeds from regulatory settlements	—		—		0.00	(b)	—

Net asset value, end of period	$9.98		$10.03		$9.96		$9.94

Total return	(0.33%)		1.43%		1.60%		0.37%

Ratios to average net assets(c)

Total gross expenses	1.14	%(d)	1.14%		1.15%		1.19	%(d)

Total net expenses(e)	1.06	%(d)(f)	1.04	%(f)	0.99	%(f)	1.04	%(d)(f)

Net investment income	0.51	%(d)	0.72%		1.22%		1.35	%(d)

Supplemental data

Net assets, end of period (in thousands)	$4,270		$4,691		$3,594		$2

Portfolio turnover	44	%(g)	102	%(g)	76	%(g)	83%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 35% for the six months ended September 30, 2013 and 95% and 63% for the years ended March 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	29

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class R4	(Unaudited)		2013(a)
Per share data
Net asset value, beginning of period	$10.01		$10.01

Income from investment operations:

Net investment income	0.05		0.06

Net realized and unrealized loss	(0.05)		(0.02	)(b)

Total from investment operations	—		0.04

Less distributions to shareholders:

Net investment income	(0.04)		(0.04)

Total distributions to shareholders	(0.04)		(0.04)

Net asset value, end of period	$9.97		$10.01

Total return	0.02%		0.36%

Ratios to average net assets(c)

Total gross expenses	0.65	%(d)	0.73	%(d)

Total net expenses(e)	0.56	%(d)(f)	0.56	%(d)

Net investment income	1.01	%(d)	1.97	%(d)

Supplemental data

Net assets, end of period (in thousands)	$6,038		$194

Portfolio turnover	44	%(g)	102	%(g)

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to March 31, 2013.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 35% for the six months ended September 30, 2013 and 95% for the year ended March 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2013

Columbia Short Term Bond Fund

Financial Highlights (continued)

Class R5	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.01		$10.01

Income from investment operations:

Net investment income	0.06		0.04

Net realized and unrealized gain (loss)	(0.06)		0.00	(b)

Total from investment operations	—		0.04

Less distributions to shareholders:

Net investment income	(0.05)		(0.04)

Total distributions to shareholders	(0.05)		(0.04)

Net asset value, end of period	$9.96		$10.01

Total return	(0.03%)		0.40%

Ratios to average net assets(c)

Total gross expenses	0.49	%(d)	0.51	%(d)

Total net expenses(e)	0.46	%(d)	0.46	%(d)

Net investment income	1.11	%(d)	1.13	%(d)

Supplemental data

Net assets, end of period (in thousands)	$31,587		$25,258

Portfolio turnover	44	%(f)	102	%(f)

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to March 31, 2013.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 35% for the six months ended September 30, 2013 and 95% for the year ended March 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	31

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class W	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.03		$9.96		$9.94		$10.02

Income from investment operations:

Net investment income	0.04		0.08		0.15		0.08

Net realized and unrealized gain (loss)	(0.06)		0.09		0.04		(0.03)

Total from investment operations	(0.02)		0.17		0.19		0.05

Less distributions to shareholders:

Net investment income	(0.03)		(0.10)		(0.17)		(0.13)

Total distributions to shareholders	(0.03)		(0.10)		(0.17)		(0.13)

Proceeds from regulatory settlements	—		—		0.00	(b)	—

Net asset value, end of period	$9.98		$10.03		$9.96		$9.94

Total return	(0.20%)		1.69%		1.89%		0.48%

Ratios to average net assets(c)

Total gross expenses	0.90	%(d)	0.90%		0.90%		0.90	%(d)

Total net expenses(e)	0.81	%(d)(f)	0.81	%(f)	0.74	%(f)	0.77	%(d)(f)

Net investment income	0.78	%(d)	0.82%		1.53%		1.67	%(d)

Supplemental data

Net assets, end of period (in thousands)	$6,101		$18,092		$8		$2

Portfolio turnover	44	%(g)	102	%(g)	76	%(g)	83%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 35% for the six months ended September 30, 2013 and 95% and 63% for the years ended March 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2013

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class Y	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$10.01		$9.93		$9.92		$9.93		$9.70

Income from investment operations

Net investment income	0.06		0.14		0.19		0.25		0.24

Net realized and unrealized gain (loss)	(0.06)		0.07		0.02		0.03		0.23

Total from investment operations	—		0.21		0.21		0.28		0.47

Less distributions to shareholders:

Net investment income	(0.05)		(0.13)		(0.20)		(0.29)		(0.24)

Total distributions to shareholders	(0.05)		(0.13)		(0.20)		(0.29)		(0.24)

Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.00	(b)

Net asset value, end of period	$9.96		$10.01		$9.93		$9.92		$9.93

Total return	(0.01%)		2.15%		2.11%		2.84%		4.91%

Ratios to average net assets(c)

Total gross expenses	0.44	%(d)	0.45%		0.44%		0.47%		0.47	%(d)

Total net expenses(e)	0.41	%(d)	0.43%		0.44	%(f)	0.45	%(f)	0.47	%(d)(f)

Net investment income	1.15	%(d)	1.37%		1.93%		2.51%		3.39	%(d)

Supplemental data

Net assets, end of period (in thousands)	$6,339		$9,129		$13,707		$16,173		$26,110

Portfolio turnover	44	%(g)	102	%(g)	76	%(g)	83%		91%

Notes to Financial Highlights

(a)	For the period from July 15, 2009 (commencement of operations) to March 31, 2010.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 35% for the six months ended September 30, 2013 and 95% and 63% for the years ended March 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	33

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2013		Year Ended March 31,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.01		$9.94		$9.92		$9.93		$9.45		$9.87

Income from investment operations:

Net investment income	0.05		0.12		0.18		0.24		0.35		0.45

Net realized and unrealized gain (loss)	(0.06)		0.07		0.03		0.04		0.49		(0.43)

Total from investment operations	(0.01)		0.19		0.21		0.28		0.84		0.02

Less distributions to shareholders:

Net investment income	(0.04)		(0.12)		(0.19)		(0.29)		(0.36)		(0.44)

Total distributions to shareholders	(0.04)		(0.12)		(0.19)		(0.29)		(0.36)		(0.44)

Proceeds from regulatory settlements	—		—		0.00	(a)	—		0.00	(a)	0.00	(a)

Net asset value, end of period	$9.96		$10.01		$9.94		$9.92		$9.93		$9.45

Total return	(0.08%)		1.94%		2.14%		2.82%		8.97%		0.27%

Ratios to average net assets(b)

Total gross expenses	0.64	%(c)	0.64%		0.62%		0.57%		0.51%		0.52%

Total net expenses(d)	0.56	%(c)(e)	0.53	%(e)	0.49	%(e)	0.48	%(e)	0.48	%(e)	0.48	%(e)

Net investment income	1.01	%(c)	1.25%		1.86%		2.46%		3.54%		4.68%

Supplemental data

Net assets, end of period (in thousands)	$1,536,757		$1,829,589		$2,099,898		$1,936,070		$2,025,199		$1,133,563

Portfolio turnover	44	%(f)	102	%(f)	76	%(f)	83%		91%		58%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 35% for the six months ended September 30, 2013 and 95% and 63% for the years ended March 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2013

Columbia Short Term Bond Fund

Notes to Financial Statements

September 30, 2013 (Unaudited)

Note 1. Organization

Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including

Semiannual Report 2013	35

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund’s risk of loss from counterparty credit risk on over-the-counter (OTC) derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the

36	Semiannual Report 2013

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at September 30, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	411,285	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	897,319	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Semiannual Report 2013	37

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended September 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	3,127,959
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	65,567

The following table is a summary of the volume of derivative instruments for the six months ended September 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	4,792

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. The Fund may also invest in stripped mortgage-backed securities. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO. As a result of the prepayments the daily interest accrual factor is adjusted periodically (typically, each month) to reflect the paydown of principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer or credit enhanced defaults on its obligation.

Principal Only Securities

The Fund may invest in Principal Only Securities (POs). POs are stripped securities entitled to receive most, if not all, of the principal from the underlying obligation, but not the interest. The Fund may also invest in stripped mortgage-backed securities. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer or credit enhancer defaults on its obligation.

38	Semiannual Report 2013

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.36% to 0.24% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended September 30, 2013 was 0.36% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as

Semiannual Report 2013	39

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended September 30, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended September 30, 2013, other expenses paid to this company were $4,322.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Beginning November 1, 2012, Class Y shares are not subject to transfer agent fees for at least twelve months.

For the six months ended September 30, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class K	0.05
Class R	0.20
Class R4	0.20
Class R5	0.05
Class W	0.20
Class Z	0.20

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At September 30, 2013, the Fund’s total potential future obligation over the life of the Guaranty is $58,729. The liability remaining at September 30, 2013 for non-recurring charges associated with the lease amounted to $28,377 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’ initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2013, these minimum account balance fees reduced total expenses by $3,440.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

40	Semiannual Report 2013

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class B shares so that it does not exceed 0.30% annually of the average daily net assets attributable to Class B shares. This arrangement may be modified or terminated by the Distributor at any time.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the it does not exceed 0.31% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $54,796 for Class A, $1,983 for Class B and $7,482 for Class C shares for the six months ended September 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	August 1, 2013 through July 31, 2014	Prior to August 1, 2013
Class A	0.80%	0.81%
Class B	1.55	1.56
Class C	1.55	1.56
Class I	0.40	0.42
Class K	0.70	0.72
Class R	1.05	1.06
Class R4	0.55	0.56
Class R5	0.45	0.47
Class W	0.80	0.81
Class Y	0.40	0.42
Class Z	0.55	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class B and Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax

Semiannual Report 2013	41

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2013, the cost of investments for federal income tax purposes was approximately $2,616,970,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,073,000
Unrealized depreciation	(12,133,000)
Net unrealized appreciation	$6,940,000

The following capital loss carryforward, determined as of March 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2014	20,644,757
2015	12,691,619
2016	4,489,585
2017	18,644,660
Total	56,470,621

For the year ended March 31, 2013, $23,161,722 of capital loss carryforward was utilized.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $1,254,785,707 and $1,509,211,160, respectively, for the six months ended September 30, 2013, of which $730,935,791 and $982,953,542, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At September 30, 2013, one unaffiliated shareholder account owned 47.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 20.2% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended September 30, 2013.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the

42	Semiannual Report 2013

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers

Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	43

Columbia Short Term Bond Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

44	Semiannual Report 2013

Columbia Short Term Bond Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: (i) the Funds’ standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Semiannual Report 2013	45

Columbia Short Term Bond Fund

Approval of Investment Management Services Agreement (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

46	Semiannual Report 2013

Columbia Short Term Bond Fund

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Semiannual Report 2013	47

Columbia Short Term Bond Fund

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48	Semiannual Report 2013

Columbia Short Term Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	49

Columbia Short Term Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR222_03_C01_(11/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 22, 2013